INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax expenses

	For the years ended December 31,
	2020	2021	2022
Income tax expenses (benefits):
Current	$830	$284	$17
Deferred	—	—	—
Income tax benefit due to reverse of UTP	(11,065)	—	—
	$(10,235)	$284	$17

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2020	2021	2022

Net loss before provision for income taxes	$(3,787)	$(17,503)	$(12,294)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(947)	(4,376)	(3,074)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	48	42	28
Tax effect of impairment loss on property and equipment and intangible assets	—	—	668
Tax effect of unrealized net operating loss	4,481	5,575	7,780
Tax effect of other permanent differences	19	—	—
Non-taxable gain from subsidiaries disposal	(14,323)	—	—
Effect of income tax benefit due to reverse of UTP	(11,065)	—	—
Changes in valuation allowance	10,282	(763)	(4,326)
Effect of preferential tax rates granted to PRC entities	1,599	121	—
Effect of income tax rate change	(396)	(391)	(1,026)
Effect of income tax rate difference in other jurisdictions	67	76	(33)
Income tax (benefits) expenses	$(10,235)	$284	$17
Effective tax rates	270.3%	(1.6)%	(0.1)%

Schedule of deferred income tax assets and liabilities

	As of December 31,
	2021	2022
Deferred tax assets:
Allowance for doubtful accounts	$10,456	$10,391
Amortization of intangible assets	589	141
Net operating loss carry forwards	44,878	57,172
Excess marketing and advertising expense (15%)	42	28
Impairment on equipment	—	668
Recognized cost of non-deductible VAT-input that generated in prior years	521	28
Total deferred tax assets	56,486	68,427
Valuation allowance	(56,486)	(68,427)
Total deferred tax assets, net	$—	$—